BASIC AND DILUTED NET (LOSS) INCOME PER COMMON SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Apr. 30, 2017	Apr. 30, 2016
Numerator:
Loss from continuing operations attributable to WPCS common shareholders			$ (2,256,194)	$ (9,118,522)
Income from discontinued operations, basic and diluted			0	848,476
Net loss attributable to WPCS common shareholders, basic and diluted			(2,256,194)	(8,270,046)
Net (loss) income, basic and diluted	$ (440,078)	$ 557,181	$ (1,218,829)	$ (2,782,779)
Denominator:
Basic and diluted weighted average shares outstanding			2,967,984	2,290,050
Basic and diluted loss from continuing operations per common share (in dollars per share)			$ (0.76)	$ (3.98)
Basic and diluted income from discontinued operations per common share (in dollars per share)			0	0.37
Basic and diluted loss per common share (in dollars per share)			$ (0.76)	$ (3.61)
Weighted average shares outstanding - basic	3,352,159	2,701,404
Stock options	0	160,524
Series H and H-1 convertible preferred stock	0	1,075,700
Weighted average shares outstanding - diluted	3,352,159	3,937,628
Basic (loss) income per common share	$ (0.13)	$ 0.21
Diluted (loss) income per common share	$ (0.13)	$ 0.14